Lithium Extraction Technology Asset Purchase and Intangible Assets (Details Narrative) - Asset Purchase Agreement [Member]	Apr. 12, 2018 USD ($) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire | $	$ 875,000
Royalty rate	5.00%
Common shares at closing | shares	4,700,000
Common shares at milestone | shares	20,609,488
Intellectual Property [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Intangible assets acquired | $	$ 9,100,000